Fair Value (Schedule Of Gains (Losses) Related To Instruments For Which Fair Value Option Was Elected) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012		Sep. 30, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	¥ (688,724)		¥ (665,503)
Gains (Losses) on changes in fair value, Liabilities	(2,943)		5,493
Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	212,248		341,383
Gains (Losses) on changes in fair value, Liabilities	(2,943)		5,493
Foreign Exchange Gains (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	(900,972)		(1,006,886)
Interest-Earning Deposits In Other Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets			(168)
Interest-Earning Deposits In Other Banks [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets			(168)
Receivables Under Resale Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	(1,789)	[1]	(813)	[1]
Receivables Under Resale Agreements [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	(1,789)	[1]	(813)	[1]
Trading Account Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	(686,747)		(664,522)
Trading Account Securities [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	214,225		342,364
Trading Account Securities [Member] | Foreign Exchange Gains (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	(900,972)		(1,006,886)
Other Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	(188)
Other Assets [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	(188)
Other Short-Term Borrowings [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Liabilities	1,191	[1]	93	[1]
Other Short-Term Borrowings [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Liabilities	1,191	[1]	93	[1]
Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Liabilities	(4,134)	[1]	5,400	[1]
Long-Term Debt [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Liabilities	¥ (4,134)	[1]	¥ 5,400	[1]

[1]	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.